                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Security Equity Separate Account Twenty-Seven
       c/o Metropolitan Life Insurance Company
       200 Park Avenue, New York, New York 10166

-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-08892

       Securities Act File Number:         333-110184

       CIK                                 0000933668



-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

-------------------------------------------------------------------------------
 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

-------------------------------------------------------------------------------

 5.   Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                        $       0
                                                                      ---------
      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                                $ 23,578
                                                         --------
      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             PRIOR fiscal year ending no earlier
             than October 11, 1995 that were
             not previously used to reduce
             registration fees payable to the
             Commission:                                 $835,680
                                                         --------
      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                         -   $ 859,258
                                                                      ---------
      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                         $       0
                                                                      ---------
      (vi)   Redemption credits available for use
             in future years -- if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                  -   $859,258
                                                         --------
      (vii)  Multiplier for determining
             registration fee
             (See Instruction C.9):                               x    .0000307
                                                                      ---------
      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                      =   $       0
                                                                      =========
-------------------------------------------------------------------------------
 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under theSecurities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount ofsecurities (number of shares or other units) deducted here: NA. If there is a number of shares or other units that wereregistered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that areavailable for use by the issuer in future fiscal years, then state that number here: NA

-------------------------------------------------------------------------------
 7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +   $       0
-------------------------------------------------------------------------------
 8.   Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                  =   $       0
-------------------------------------------------------------------------------
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
             Method of Delivery:

                     [ ] Wire Transfer
                     [ ] Mail or other means
-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /S/ Myra L. Saul
                             -------------------------------------------------
                             Myra L. Saul Associate General Counsel
Date: March 23, 2007

                                      2